Investment in associates and joint ventures (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 23, 2020	Apr. 22, 2020
IfrsStatementLineItems [Line Items]
Other cash and cash equivalents		$ 2,169,750
C A [Member]
IfrsStatementLineItems [Line Items]
Capital reserve			$ 1,252,312	$ 500,000
Other cash and cash equivalents		1,752,312
C A [Member] | Class B Common Shares [Member]
IfrsStatementLineItems [Line Items]
Purchase of shares	$ 1,246,125	937,500
U S [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest with non voting rights	25.00%
Associates and joint ventures non voting interest	414,594
Capital reserve			$ 417,438
Other cash and cash equivalents		$ 417,438
A F K [Member]
IfrsStatementLineItems [Line Items]
Equity interest	50.00%
Other cash and cash equivalents	$ 125,000